Segment Disclosures - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 165,983	$ 222,497
Cost of sales	120,607	164,036
Depreciation and amortization	4,044	2,526
Operating loss	(12,094)	(19,317)
Interest income	1,314	6
Other income (expense), net	(1,066)	1,294
Pre-tax loss from continuing operations	(8,115)	(20,383)
Income tax expense	39,631	(5,143)
Net loss	(47,810)	$ (15,671)
Property plant and equipment	35,355		$ 31,832
Right-of-use assets	7,882		7,491
Intangible assets, net	48,647		51,450
eLMTree
Segment Reporting Information [Line Items]
Revenue	146,853
Cost of sales	104,039
Depreciation and amortization	2,724
Operating loss	11,271
Interest expense	5,489
Interest income	1,314
Other income (expense), net	(1,468)
Pre-tax loss from continuing operations	7,665
Income tax expense	39,616
Net loss	47,281
Property plant and equipment	10,172		7,037
Right-of-use assets	1,479		2,412
Intangible assets, net	41,607		43,700
GEH Singapore
Segment Reporting Information [Line Items]
Revenue	19,130
Cost of sales	16,568
Depreciation and amortization	1,320
Operating loss	823
Interest expense	29
Interest income	0
Other income (expense), net	402
Pre-tax loss from continuing operations	450
Income tax expense	15
Net loss	465
Property plant and equipment	4,724		4,841
Right-of-use assets	6,403		5,079
Intangible assets, net	$ 7,040		$ 7,750